UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/03

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only on.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Rigel Capital Management, Inc.
Address:	3930 Two Union Square
		601 Union St
		Seattle WA  98101

Form 13F File Number:  028-05557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Leo Milton
Title:		Marketing Assistant
Phone:		206-467-2770

Signature, Place, and Date of Signing:

	Leo Milton	Seattle, WA

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total:  63385



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101      500  3880.00 SH       SOLE                  3880.00
AFLAC INC COM                  COM              001055102      345 11235.00 SH       SOLE                 11235.00
ALCON, INC                     COM              H01301102      665 14555.00 SH       SOLE                 14555.00
AMAZON COM INC COM             COM              023135106      644 17720.00 SH       SOLE                 17720.00
AMERICAN INTL GROUP COM        COM              026874107      825 14954.00 SH       SOLE                 14954.00
AMGEN INC COM                  COM              031162100     2095 31765.00 SH       SOLE                 31765.00
APACHE CORP                    COM              037411105      768 11809.00 SH       SOLE                 11809.00
APOLLO GROUP INC CL A          COM              037604105      548  8870.00 SH       SOLE                  8870.00
APOLLO GROUP INC COM UNV PHOEN COM              037604204      755 15005.00 SH       SOLE                 15005.00
BEAR STEARNS                   COM              073902108      624  8610.00 SH       SOLE                  8610.00
BED BATH & BEYOND INC COM      COM              075896100      948 24410.00 SH       SOLE                 24410.00
BOSTON SCIENTIFIC CORP COM     COM              101137107      895 14650.00 SH       SOLE                 14650.00
BURLINGTON RES INC COM         COM              122014103      676 12510.00 SH       SOLE                 12510.00
CAREMARK RX INC COM            COM              141705103      298 11590.00 SH       SOLE                 11590.00
CISCO                          COM              17275R102     1589 94650.00 SH       SOLE                 94650.00
COACH INC COM                  COM              189754104      471  9460.00 SH       SOLE                  9460.00
COUNTRYWIDE FINANCIAL COM      COM              222372104     1003 14420.00 SH       SOLE                 14420.00
DEAN FOODS                     COM              242370104      700 22220.00 SH       SOLE                 22220.00
DELL COMPUTER CORP COM         COM              247025109     1780 55910.00 SH       SOLE                 55910.00
EBAY INC COM                   COM              278642103     1906 18325.00 SH       SOLE                 18325.00
ECOLAB INC COM                 COM              278865100      312 12180.00 SH       SOLE                 12180.00
EXPRESS SCRIPTS INC COM        COM              302182100      782 11425.00 SH       SOLE                 11425.00
FIDELITY NATL FINL INC COM     COM              316326107      968 31460.00 SH       SOLE                 31460.00
FIRST DATA CORP COM            COM              319963104     1373 33140.00 SH       SOLE                 33140.00
FOREST LABS INC CL A           COM              345838106      831 15175.00 SH       SOLE                 15175.00
FOX ENTMT GROUP INC CL A       COM              35138T107      739 25670.00 SH       SOLE                 25670.00
FRONTIER FINL CP WASH COM      COM              35907K105       28  1000.00 SH       SOLE                  1000.00
GAP INC DEL COM                COM              364760108     1010 53820.00 SH       SOLE                 53820.00
GARMIN LTD ORD                 COM              G37260109      478 11970.00 SH       SOLE                 11970.00
GENERAL ELECTRIC CO. COMMON    COM              369604103     1797 62670.00 SH       SOLE                 62670.00
GILEAD SCIENCES INC COM        COM              375558103      980 17640.00 SH       SOLE                 17640.00
GOLDEN WEST FINL DEL COM       COM              381317106      674  8425.00 SH       SOLE                  8425.00
HARLEY DAVIDSON INC COM        COM              412822108      582 14590.00 SH       SOLE                 14590.00
HOME DEPOT                     COM              437076102      594 17930.00 SH       SOLE                 17930.00
INTEL CORP COM                 COM              458140100     1055 50680.00 SH       SOLE                 50680.00
INTERNAP NETWORK SVCS COM      COM              45885A102       37 36650.00 SH       SOLE                 36650.00
INTERNATIONAL BUS MACH COM     COM              459200101      629  7625.00 SH       SOLE                  7625.00
LEXMARK INTL GROUP INC CL A    COM              529771107     1004 14190.00 SH       SOLE                 14190.00
LOWES COS INC COM              COM              548661107     1468 34170.00 SH       SOLE                 34170.00
MEDTRONIC INC COM              COM              585055106      564 11760.00 SH       SOLE                 11760.00
MERCK                          COM              589331107      846 13980.00 SH       SOLE                 13980.00
MICROSOFT                      COM              594918104      728 28400.00 SH       SOLE                 28400.00
ORACLE CORP COM                COM              68389X105      638 53090.00 SH       SOLE                 53090.00
PEPSICO INC COM                COM              713448108      514 11545.00 SH       SOLE                 11545.00
PFIZER                         COM              717081103     1102 32279.00 SH       SOLE                 32279.00
PROCTER & GAMBLE CO COM        COM              742718109      716  8030.00 SH       SOLE                  8030.00
PROGRESSIVE CORP OHIO COM      COM              743315103      867 11855.00 SH       SOLE                 11855.00
QUEST DIAGNOSTICS INC COM      COM              74834L100      523  8200.00 SH       SOLE                  8200.00
STARBUCKS CORP COM             COM              855244109      446 18160.00 SH       SOLE                 18160.00
STRYKER CORP COM               COM              863667101      785 11310.00 SH       SOLE                 11310.00
SYMANTEC CORP COM              COM              871503108      752 17120.00 SH       SOLE                 17120.00
TEVA PHARMACEUTCL INDS ADR     COM              881624209      722 12690.00 SH       SOLE                 12690.00
UNITEDHEALTH GROUP INC COM     COM              91324P102     1498 29820.00 SH       SOLE                 29820.00
VARIAN MED SYS INC COM         COM              92220P105     1005 17450.00 SH       SOLE                 17450.00
VODAFONE GROUP PLC NEW SPONSOR COM              92857W100     1074 54670.00 SH       SOLE                 54670.00
WAL MART STORES INC COM        COM              931142103      798 14870.00 SH       SOLE                 14870.00
WASHINGTON FED INC COM         COM              938824109       45  1936.00 SH       SOLE                  1936.00
WASHINGTON MUT INC COM         COM              939322103     1265 30640.00 SH       SOLE                 30640.00
WELLPOINT HLT NETW NEW COM     COM              94973H108      682  8095.00 SH       SOLE                  8095.00
WELLS FARGO & CO NEW COM       COM              949746101      445  8820.00 SH       SOLE                  8820.00
XTO ENERGY INC COM             COM              98385X106      707 35140.00 SH       SOLE                 35140.00
YAHOO INC COM                  COM              984332106     1400 42800.00 SH       SOLE                 42800.00
ZIMMER HLDGS INC COM           COM              98956P102      596 13240.00 SH       SOLE                 13240.00
RIGEL BALANCED FUND 'A'                         horow d i      888     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         mcjims g       319     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         nord b ir     1576     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         ralei d i      566     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         kaufmn fo      395     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         stlouis,       764     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         newton cr      644     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'A'                         estrchar4      353     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         keller         613     1.00 SH       SOLE                     1.00
RIGEL BALANCED FUND 'B'                         tausend h     1120     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           nord b ir     1307     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           stphsn b       207     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           raleight       434     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           expert dr      664     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           hunter ir      687     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           nelson ir      221     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           anderson       308     1.00 SH       SOLE                     1.00
RIGEL GROWTH FUND 'A'                           horowitzi      228     1.00 SH       SOLE                     1.00